Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 10 – SHARE BASED COMPENSATION

On May 27, 2021, the board of directors of the Company approved the 2021 Equity Incentive Plan (the “2021 Plan”) pursuant to which the Company may issue awards, from time to time, consisting of non-qualified stock options, restricted stock grants and restricted stock units (“RSUs”). In addition, stock option awards that qualify under Section 102 of the Israeli Tax Ordinance (New Version) 1961 (the “ITO”), and/or under Section 3(i) of the ITO, may be granted. On March 18, 2025, the board of directors of the Company approved an increase in the number of shares of common stock available under the 2021 Plan from 192,000 to 360,000 (see also Note 17(3)

On March 18, 2025, the board of directors of the Company approved the issuance of 82,800 options for employees, directors and consultants pursuant to the 2021 Plan (see also note 15 below). The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2025

Dividend yield	0
Expected volatility (%) (*)	249.16%
Risk-free interest rate (%) (**)	4.04%
Expected term of options (years) (***)	4.00
Exercise price (US dollars)	5.25
Share price (US dollars)	5.5
Fair value (US dollars)	446

(*)	The expected volatility was based on the historical volatility of the share price of the Company.
(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.
(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

The following table presents the Company’s stock option activity:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31,2023	97,076	20.33
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31,2024	97,076	20.33
Granted	82,800	5.25
Exercised	-	-
Forfeited or expired	-	-
Outstanding on December 31, 2025	179,876	13.39
Number of options exercisable on December 31, 2025	97,076	20.33

The aggregate intrinsic value of the awards outstanding as of December 31, 2025 is $183. These amounts represent the total intrinsic value, based on the Company’s stock price of $6.125 as of December 31, 2025, less the weighted exercise price.

The stock options outstanding as of December 31, 2025, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options exercisable
	As of December 31, 2025
0.0025	18,000	0.23	18,000
5.25	82,800	5.21	-
9.50	50,275	1.53	50,275
25.00	3,975	1.50	3,975
56.25	24,826	1.50	24,826
	179,876	3.09	97,076

The stock options outstanding as of December 31, 2024, have been separated into exercise prices, as follows:

Exercise price	Stock options outstanding	Weighted average remaining contractual life – years	Stock options vested
	As of December 31, 2024
0.0025	18,000	1.23	18,000
9.50	50,275	2.53	50,275
25.00	3,975	2.50	3,975
56.25	24,826	2.50	24,826
	97,076	2.28	97,076

As of December 31, 2025 and 2024, there was $226 and $0, respectively of total unrecognized compensation cost related to non-vested options. Compensation expense recorded by the Company in respect of its stock-based compensation awards for the period ended December 31, 2025 and 2024 was $219 and $28, respectively and are included in General and Administrative expenses in the Statements of Comprehensive Loss.